Other financial liabilities - Summary of Detailed Information About Other Noncurrent Financial Liabilities Explanatory (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Non-current liabilities
Liability for operation and maintenance	₨ 1,735	$ 21	₨ 2,087
Total	1,735	21	2,087
Financial liabilities at amortised cost
Current maturities of long term interest-bearing loans and borrowings (refer note 19)	20,591	251	56,046
Others
Interest accrued but not due on borrowings (refer Note 19)	2,017	25	1,821
Interest accrued but not due on debentures (refer Note 19)	1,195	15	2,037
Capital creditors	33,480	407	11,036
Purchase consideration payable	1,681	20	88
Cash settled shared based payment liability			36
Liability for operation and maintenance	299	4	565
Other payables			7
Total	₨ 59,263	$ 721	₨ 71,636